Exhibit 99.1	EXHIBIT C to the Supplement to PSA

FORM OF MONTHLY CERTIFICATEHOLDERS' STATEMENT

SERIES 2001-D

MBNA AMERICA BANK, NATIONAL ASSOCIATION

MBNA MASTER CREDIT CARD TRUST II

MONTHLY PERIOD ENDING MARCH 31, 2006

The information which is required to be prepared with respect to the Transfer Date of April 14, 2006 and with respect to the performance of the Trust during the related Monthly Period.

Capitalized terms used in this Statement have their respective meaning set forth in the Floating and Servicing Agreement.

Terms and abbreviations used in this report and not otherwise defined herein have the meanings set forth in the certain program documents for the MBNA Master Credit Card Trust II and the MBNA Credit Card Master Note Trust. Each of these agreements has been included as an exhibit to a report on Form 8-K filed by MBNA America Bank, National Association, the MBNA Master Credit Card Trust II and the MBNA Credit Card Master Note Trust, with the Securities and Exchange Commission ("SEC") under File Nos. 0000838440, 0000936988 and 0001128250, respectively, on February 21, 2006.

A.	Information Regarding the Current Monthly Distribution

	1.	The amount of the current monthly distribution which constitutes Available Funds		$782,449,179.44

	2.	The amount of the current monthly distribution which constitutes Available Investor Principal Collections		$2,114,865,333.95

B.	Information Regarding the Trust Assets

	1.	Collection of Principal Receivables

		(a)	The aggregate amount of Collections of Principal Receivables processed during the related Monthly Period and allocated to Series 2001-D	$9,130,740,529.04

	2.	Collection of Finance Charge Receivables

		(a)	The aggregate amount of Collections of Finance Charge Receivables processed during the related Monthly Period and allocated to Series 2001-D	$700,738,871.30

3.	Principal Receivables in the Trust

	(a)	The aggregate amount of Principal Receivables in the Trust as of the end of the day on the last day of the related Monthly Period	$70,514,518,903.95

	(b)	The amount of Principal Receivables in the Trust represented by the Investor Interest of Series 2001-D as of the end of the day on the last day of the related Monthly Period	$52,518,377,500.00

	(c)	The Floating Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$52,518,377,500.00

	(d)	The Principal Allocation Investor Interest as of the end of the day on the last day of the related Monthly Period	$52,518,377,500.00

	(e)	The Floating Investor Percentage with respect to the related Monthly Period

March 1, 2006 through March 2, 2006      71.34%

March 3, 2006 through March 6, 2006      71.83%

March 7, 2006 through March 12, 2006    73.00%

March 13, 2006 through March 16, 2006 71.92%

March 17, 2006 through March 23, 2006 72.04%

March 24, 2006 through March 29, 2006 72.94%

March 30, 2006 through March 30, 2006 73.96%

March 31, 2006 through March 31, 2006 74.24%

	(f)	The Principal Investor Percentage with respect to the Monthly Period

March 1, 2006 through March 2, 2006      71.34%

March 3, 2006 through March 6, 2006      71.83%

March 7, 2006 through March 12, 2006    73.00%

March 13, 2006 through March 16, 2006 71.92%

March 17, 2006 through March 23, 2006 72.04%

March 24, 2006 through March 29, 2006 72.94%

March 30, 2006 through March 30, 2006 73.96%

March 31, 2006 through March 31, 2006 74.24%

4.	Shared Principal Collections

	The aggregate amount of Shared Principal Collections Applied as Available Investor Principal Collections		$2,114,865,333.95

5.	Delinquent Balances

	The aggregate amount of outstanding balances in the Accounts which were delinquent as of the end of the day on the last day of the related Monthly Period:

		Aggregate Account Balance	Percentage of Total Receivables

(a)	30 - 59 days:	$1,125,024,329.35	1.56%

(b)	60 - 89 days:	$663,474,718.45	0.93%

(c)	90 - 119 days:	$493,527,987.86	0.69%

(d)	120 - 149 days	$451,180,735.68	0.63%

(e)	150 - 179 days:	$476,425,189.60	0.67%

(f)	180 – or more days:	$1,039,007.22	0.00%

	Total:	$3,210,671,968.16	4.48%

6.	Investor Default Amount

	(a)	The Aggregate Investor Default Amount for the related Monthly Period	$131,819,499.03

7.	Investor Servicing Fee

	(a)	The amount of the Investor Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$85,183,854.97

	(b)	The amount of the Net Servicing Fee payable by the Trust to the Servicer for the related Monthly Period	$53,239,909.36

	(c)	The amount of the Servicer Interchange payable by the Trust to the Servicer for the related Monthly Period	$31,943,945.61

8.	Portfolio Yield

	(a)	The Portfolio Yield for the related Monthly Period	16.04%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate this 10th day of April, 2006.

MBNA AMERICA BANK, NATIONAL ASSOCIATION, Servicer

Name: Marcie E. Copson-Hall
Title: Executive Vice President